Derivative Instruments and Hedging Activities - Additional Information (Detail)		12 Months Ended
	Jun. 01, 2016 USD ($) vessel	Dec. 31, 2017 USD ($) shares	Dec. 31, 2016 USD ($)
Time-charter Swap
Derivative [Line Items]
Term of contract	11 months
Term of contract extension	2 months
Interest rate swaps
Derivative [Line Items]
Fair value asset of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement		$ 9,800,000	$ 7,200,000.0
Fair value liability of interest rate swaps, cross currency swaps and foreign currency forward contracts having master agreements providing for net settlement		86,100,000	398,700,000
Restricted cash		22,300,000	68,000,000
Interest Rate Swap Agreements
Derivative [Line Items]
Loss reclassified from accumulated OCI into earnings		600,000
Reported Value Measurement | Recurring | Level 3 | Time-charter Swap
Derivative [Line Items]
Time-charter swap agreement		$ 0	$ 208,000
Series D Warrant
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares		1,755,000
Teekay Tankers | Time-charter Swap
Derivative [Line Items]
Percent of required need	55.00%
Number of vessel-equivalents in swap agreement | vessel	2
Daily payments received	$ 27,776
Brokerage fee percentage	1.25%
Deduction from daily payments made	$ 500
Brookfield | Teekay Corporation | Stock Purchase Warrants
Derivative [Line Items]
Number of shares available through exercise of stock purchase warrant | shares		14,500,000
Teekay Offshore | Series D Warrant
Derivative [Line Items]
Stock purchase warrants		$ 1,300,000
Brookfield Transaction | Teekay Offshore | Stock Purchase Warrants
Derivative [Line Items]
Stock purchase warrants		$ 29,400,000